CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2014
CAPITAL LEASE OBLIGATIONS [Abstract]
Schedule of Capital Lease Obligation
	December 31,	December 31,
	2014	2013
Capital lease – lay flat hose, interest at 33.5%, payments of $150,769 per month, terms 24 months	$3,244,976	$-
Capital lease – flowback, evaporation, and generator equipment, interest at 15.25%, payments of $52,485 per month, terms 36 months	1,908,542	-
Less – lease payments	(1,209,250)	-
	3,944,268	-
Less – current portion of capital lease obligation	(1,637,296)	-
Long-term portion of capital lease obligation	$2,306,972	$-

Schedule of Minimum Capital Lease Payments
Lease payments from January 1, 2015 through December 31, 2015	$1,637,296
Lease payments from January 1, 2016 through December 31, 2016	1,393,732
Lease payments from January 1, 2017 through December 31, 2017	913,240
Total	$3,944,268

Schedule of Deferred Financing Costs on Capital Lease Obligations
Balance at January 1, 2014	$-
Add: financing fees paid	132,347
Less: amortization of deferred financing costs	(21,394)
110,953
Less: current maturities	(50,850)
Long-term deferred financing costs	$60,103